UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.8%
CONSUMER—CYCLICAL 5.3%
AIRLINES 0.5%
Alaska Air Group(a)	16,900	$1,058,278

AUTOMOBILES 0.9%
Ford Motor Co.	104,500	1,762,915

HOME BUILDERS 0.6%
D.R. Horton	56,300	1,093,909

MEDIA 1.3%
The Walt Disney Co.	30,000	1,934,700
Twenty-First Century Fox, Class A	17,000	569,500
		2,504,200
RETAIL 1.1%
Nordstrom	17,700	994,740
Ross Stores	15,300	1,113,840
		2,108,580
SPECIALTY RETAIL 0.9%
Hanesbrands(a)	16,100	1,003,191
PetSmart(a)	11,000	838,860
		1,842,051
TOTAL CONSUMER—CYCLICAL		10,369,933

CONSUMER—NON-CYCLICAL 4.2%
AGRICULTURE 0.4%
Philip Morris International(a)	8,800	761,992

BEVERAGE 0.3%
PepsiCo	6,500	516,750

COSMETICS/PERSONAL CARE 0.4%
Procter & Gamble Co.(a)	10,100	763,459

FOOD PRODUCTS 0.8%
Tyson Foods, Class A(a)	54,500	1,541,260

RETAIL 2.3%
Costco Wholesale Corp.	8,900	1,024,568
CVS Caremark Corp.(a)	36,200	2,054,350
Wal-Mart Stores	20,500	1,516,180
		4,595,098
TOTAL CONSUMER—NON-CYCLICAL		8,178,559

	Number of Shares	Value
ENERGY 6.0%
OIL & GAS 5.1%
Anadarko Petroleum Corp.(a)	11,200	$1,041,488
Chevron Corp.	29,600	3,596,400
Devon Energy Corp.	8,900	514,064
Exxon Mobil Corp.(a)	29,200	2,512,368
Marathon Petroleum Corp.(a)	11,100	713,952
Occidental Petroleum Corp.	17,100	1,599,534
		9,977,806
OIL & GAS SERVICES 0.9%
Helmerich & Payne	7,712	531,742
Schlumberger Ltd.(a)	14,800	1,307,728
		1,839,470
TOTAL ENERGY		11,817,276

FINANCIAL 10.0%
BANKS 3.4%
Bank of America Corp.(a)	169,000	2,332,200
Comerica(a)	13,500	530,685
Huntington Bancshares	123,800	1,022,588
US Bancorp(a)	14,300	523,094
Wells Fargo & Co.(a)	52,600	2,173,432
		6,581,999
CREDIT CARD 0.7%
American Express Co.	18,800	1,419,776

DIVERSIFIED FINANCIAL SERVICES 3.7%
Ameriprise Financial	17,800	1,621,224
BlackRock	4,100	1,109,542
Citigroup(a)	28,400	1,377,684
Goldman Sachs Group(a)	5,000	791,050
JPMorgan Chase & Co.	45,600	2,357,064
		7,256,564
INSURANCE 2.2%
American International Group	46,400	2,256,432
ProAssurance Corp.(a)	10,600	477,636

	Number of Shares	Value
Prudential Financial	18,600	$1,450,428
		4,184,496
TOTAL FINANCIAL		19,442,835

HEALTH CARE 6.8%
HEALTH CARE PROVIDERS & SERVICES 3.3%
Aetna(a)	16,500	1,056,330
Quest Diagnostics	17,792	1,099,368
UnitedHealth Group	33,500	2,398,935
Universal Health Services, Class B	25,000	1,874,750
		6,429,383
HEALTHCARE PRODUCTS 2.2%
Abbott Laboratories(a)	45,200	1,500,188
Covidien PLC (Ireland)	9,600	585,024
Thermo Fisher Scientific	23,200	2,137,880
		4,223,092
PHARMACEUTICAL 1.3%
Merck & Co.	21,900	1,042,659
Pfizer	54,400	1,561,824
		2,604,483
TOTAL HEALTH CARE		13,256,958

INDUSTRIALS 5.6%
AEROSPACE & DEFENSE 0.8%
General Dynamics Corp.(a)	12,000	1,050,240
L-3 Communications Holdings(a)	5,700	538,650
		1,588,890
BUILDING PRODUCTS 1.2%
Eagle Materials	11,700	848,835
Owens Corning(b)	41,200	1,564,776
		2,413,611
DIVERSIFIED MANUFACTURING 0.9%
General Electric Co.	72,500	1,732,025

ELECTRICAL COMPONENT & EQUIPMENT 0.5%
TE Connectivity Ltd. (Switzerland)	20,700	1,071,846

MACHINERY 1.3%
Deere & Co.(a)	6,100	496,479

	Number of Shares	Value
Pentair, Ltd. (Switzerland)	16,300	$1,058,522
SPX Corp.(a)	10,560	893,798
		2,448,799
TRANSPORTATION 0.9%
United Parcel Service(a)	19,400	1,772,578
TOTAL INDUSTRIALS		11,027,749

MATERIALS 1.5%
CHEMICALS 1.3%
Eastman Chemical Co.(a)	11,400	888,060
Monsanto Co.(a)	5,200	542,724
Potash Corp. of Saskatchewan (Canada)	35,500	1,110,097
		2,540,881
METALS & MINING 0.2%
Newmont Mining Corp.(a)	12,400	348,440
TOTAL MATERIALS		2,889,321

REAL ESTATE 47.0%
DIVERSIFIED 4.8%
American Assets Trust	50,116	1,529,039
Cole Real Estate Investment	42,061	515,668
Cousins Properties	73,433	755,626
Duke Realty Corp.	136,259	2,103,839
Forest City Enterprises, Class A(b)	32,200	609,868
Vornado Realty Trust	46,783	3,932,579
		9,446,619
HEALTH CARE 5.7%
Aviv REIT	42,338	965,306
Emeritus Corp.(b)	19,300	357,629
Health Care REIT	62,625	3,906,548
Healthcare Trust of America, Class A	92,565	973,784
Ventas	78,893	4,851,919
		11,055,186
HOTEL 4.0%
DiamondRock Hospitality Co.	98,764	1,053,812
Hersha Hospitality Trust	131,339	734,185
Host Hotels & Resorts	156,320	2,762,174
Hyatt Hotels Corp., Class A(a),(b)	13,212	567,588
Pebblebrook Hotel Trust	36,624	1,051,475

	Number of Shares	Value
Strategic Hotels & Resorts Worldwide(b)	92,631	$804,037
Sunstone Hotel Investors	62,500	796,250
		7,769,521
INDUSTRIALS 3.5%
DCT Industrial Trust	105,629	759,472
Prologis	137,916	5,188,400
Rexford Industrial Realty(b)	36,398	491,737
STAG Industrial	23,350	469,802
		6,909,411
OFFICE 6.5%
Boston Properties	34,807	3,720,868
CommonWealth REIT	40,632	890,247
Corporate Office Properties Trust	84,558	1,953,290
Douglas Emmett	64,269	1,508,393
Mack-Cali Realty Corp.	28,000	614,320
Parkway Properties	30,224	537,081
SL Green Realty Corp.	38,623	3,431,267
		12,655,466
RESIDENTIAL 7.6%
APARTMENT 7.5%
Apartment Investment & Management Co.	49,761	1,390,322
AvalonBay Communities	22,960	2,917,986
BRE Properties	24,876	1,262,706
Equity Residential	77,340	4,143,104
Essex Property Trust	10,823	1,598,557
Home Properties	21,049	1,215,580
UDR	86,190	2,042,703
		14,570,958
MANUFACTURED HOME 0.1%
Sun Communities	5,632	240,036
TOTAL RESIDENTIAL		14,810,994

SELF STORAGE 3.4%
CubeSmart	118,979	2,122,586
Extra Space Storage	57,239	2,618,684
Sovran Self Storage	24,487	1,853,176
		6,594,446

	Number of Shares	Value
SHOPPING CENTERS 11.5%
COMMUNITY CENTER 3.8%
DDR Corp.	126,165	$1,982,052
Ramco-Gershenson Properties Trust	63,823	983,513
Regency Centers Corp.	51,786	2,503,853
Weingarten Realty Investors	69,245	2,030,956
		7,500,374
FREE STANDING 0.9%
Realty Income Corp.	45,558	1,810,930

REGIONAL MALL 6.8%
General Growth Properties	176,379	3,402,351
Glimcher Realty Trust	146,510	1,428,473
Simon Property Group	56,710	8,406,123
		13,236,947
TOTAL SHOPPING CENTERS		22,548,251
TOTAL REAL ESTATE		91,789,894

TECHNOLOGY 11.2%
COMPUTERS 3.0%
Apple	7,600	3,623,300
Hewlett-Packard Co.	23,000	482,540
International Business Machines Corp.	9,600	1,777,728
		5,883,568
COMPUTERS & PERIPHERALS 1.3%
EMC Corp.	40,000	1,022,400
NetApp	36,600	1,559,892
		2,582,292
INTERNET SERVICE PROVIDER 0.8%
Google(a),(b)	1,800	1,576,638

SEMICONDUCTORS 1.4%
Avago Technologies Ltd. (Singapore)	12,500	539,000
Broadcom Corp., Class A	29,200	759,492
Intel Corp.	58,000	1,329,360
		2,627,852
SERVICES 0.6%
Visa, Class A	6,000	1,146,600

	Number of Shares	Value
SOFTWARE 1.8%
Microsoft Corp.	64,000	$2,131,840
Symantec Corp.	58,300	1,442,925
		3,574,765
TELECOMMUNICATION EQUIPMENT 2.3%
Cisco Systems	77,200	1,808,024
Corning	71,700	1,046,103
QUALCOMM	22,900	1,542,544
		4,396,671
TOTAL TECHNOLOGY		21,788,386

TELECOMMUNICATION SERVICES 1.2%
AT&T(a)	38,900	1,315,598
Rogers Communications (Canada)	24,000	1,031,950
		2,347,548
UTILITIES 1.0%
ELECTRIC UTILITIES 0.8%
NextEra Energy	19,100	1,531,056

MULTI-UTILITIES 0.2%
Wisconsin Energy Corp.(a)	12,400	500,712
TOTAL UTILITIES		2,031,768
TOTAL COMMON STOCK (Identified cost—$156,850,641)		194,940,227

	Number of Contracts
PURCHASED CALL OPTIONS 0.0%
S&P 500 Index, USD Strike Price 1,700, 10/19/13	24	30,960
TOTAL PURCHASED CALL OPTIONS (Identified cost—$22,752)		30,960

	Number of Shares
SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)	200,320	200,320
Federated Government Obligations Fund, 0.01%(c)	150,333	150,333
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$350,653)		350,653

			Value
TOTAL INVESTMENTS (Identified cost—$157,224,046)	100.0%		$195,321,840

WRITTEN CALL OPTIONS	(0.1)		(110,890)

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		179,813

NET ASSETS (Equivalent to $15.48 per share based on 12,621,954 shares of common stock outstanding)	100.0%		$195,390,763

		Number of Contracts
WRITTEN CALL OPTIONS (0.1)%
S&P 500 Index, USD Strike Price 1,700, 10/19/13		24	$(30,960)
S&P 500 Index, USD Strike Price 1,710, 10/19/13		44	(39,600)
S&P 500 Index, USD Strike Price 1,715, 10/19/13		11	(7,260)
S&P 500 Index, USD Strike Price 1,715, 10/25/13		4	(3,480)
S&P 500 Index, USD Strike Price 1,720, 10/19/13		44	(24,640)
S&P 500 Index, USD Strike Price 1,725, 10/19/13		11	(4,950)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$250,952)			$(110,890)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of the security is pledged as collateral in connection with written option contracts. $4,874,458 in aggregate has been pledged as collateral.

(b)         Non-income producing security.

(c)          Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2013.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$194,940,227	$194,940,227	$—	$—
Purchased Call Options	30,960	30,960	—	—
Money Market Funds	350,653	—	350,653	—
Total Investments(a)	$195,321,840	$194,971,187	$350,653	$—
Written Call Options	$(110,890)	$(110,890)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(110,890)	$(110,890)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Derivative Instruments

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

The Fund may purchase call or put options. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Transactions in written options during the nine months ended September 30, 2013 were as follows:

	Number
	of Contracts	Premium
Options outstanding at December 31, 2012	282	$516,331
Options written	2,247	4,143,940
Options expired	(194)	(340,547)
Options terminated in closing transactions	(1,299)	(2,460,877)
Options exercised	(898)	(1,607,895)
Options outstanding at September 30, 2013	138	$250,952

Note 3.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$157,224,046
Gross unrealized appreciation	$40,279,897
Gross unrealized depreciation	(2,182,103)
Net unrealized appreciation	$38,097,794

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013